Document And Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information
Document Type	20-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Entity Registrant Name	Capital Product Partners L.P.
Trading Symbol	CPLP
Entity Central Index Key	0001392326
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
General Partner
Document and Entity Information
Entity's units outstanding	2,124,081
Common Limited Partner
Document and Entity Information
Entity's units outstanding	104,079,960
Preferred Limited Partner
Document and Entity Information
Entity's units outstanding	14,223,737